Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Abstract]
Schedule of Profit (Loss) of Associates and Joint Ventures Accounted for Using Equity Method

	2017		2016		2015

	Total £m	Group’s share £m	Total £m	Group’s share £m	Total £m	Group’s share £m

Revenue	14,085	4,794	16,491	5,997	11,186	4,215

Profit from operations*	4,342	24,854	9,379	3,740	6,117	2,391

Net finance costs	(279)	(116)	(477)	(200)	(335)	(139)

Profit on ordinary activities before taxation	4,063	24,738	8,902	3,540	5,782	2,252

Taxation on ordinary activities	(1,441)	(522)	(3,280)	(1,308)	(2,545)	(1,013)

Profit on ordinary activities after taxation	2,622	24,216	5,622	2,232	3,237	1,239

Non-controlling interests	(22)	(7)	(17)	(5)	(12)	(3)

Post-tax results of associates and joint ventures	2,600	24,209	5,605	2,227	3,225	1,236

Comprised of:

– adjusted share of post-tax results of associates and joint ventures	2,785	1,012	3,461	1,327	2,501	943

– issue of shares and change in shareholding	98	29	36	11	74	22

– gain on deemed divestment of RAI	–	23,288	–	–	–	–

– gain on disposal of assets	–	–	2,231	941	879	371

– other	(283)	(120)	(123)	(52)	(229)	(100)

	2,600	24,209	5,605	2,227	3,225	1,236

*	The gain on deemed divestment of RAI is recognised in the Group’s share of associates profit from operations.

Summary of Group's Share of the Result of Associates and Joint Ventures

The Group’s share of the results of associates and joint ventures is shown in the table below.

	2017	2016	2015

	Group’s share £m	Group’s share £m	Group’s share £m

Profit on ordinary activities after taxation

– attributable to owners of the Parent	24,209	2,227	1,236

Other comprehensive income:

Differences on exchange	(923)	1,425	336

Net fair value gains/(losses) on available-for-sale investments	5	(10)	1

Actuarial gains relating to pensions and other post-retirement benefits (note 19)	25	20	3

Total comprehensive income (note 11)	23,316	3,662	1,576

Summary of Financial Information of the Group's Associates and Joint Ventures

Summarised financial information of the Group’s associates and joint ventures is shown below.

	2017

	RAI* £m	ITC £m	Others £m	Total £m

Revenue	5,525	6,607	1,953	14,085

Profit on ordinary activities before taxation	2,017	2,054	(8)	4,063

Post-tax results of associates and joint ventures	1,261	1,362	(23)	2,600

Other comprehensive income	(595)	(135)	(8)	(738)

Total comprehensive income	666	1,227	(31)	1,862

	2016

	RAI £m	ITC £m	Others £m	Total £m

Revenue	9,224	5,350	1,917	16,491

Profit on ordinary activities before taxation	7,111	1,743	48	8,902

Post-tax results of associates and joint ventures	4,457	1,114	34	5,605

Other comprehensive income	3,125	712	(178)	3,659

Total comprehensive income	7,582	1,826	(144)	9,264

	2015

	RAI £m	ITC £m	Others £m	Total £m

Revenue	6,986	3,839	361	11,186

Profit on ordinary activities before taxation	4,250	1,505	27	5,782

Post-tax results of associates and joint ventures	2,203	1,005	17	3,225

Other comprehensive income	684	43	(24)	703

Total comprehensive income	2,887	1,048	(7)	3,928